FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

The fair value of assets and liabilities as of December 31, 2015, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets:
Cash equivalents:
Bank deposits(1)	—	14,775	—	14,775
Investments in money market funds	6,195	—	—	6,195
Term deposits, current	—	15,150	—	15,150
Term deposits, non-current	—	18,455	—	18,455
Restricted cash	1,390	—	—	1,390
Investments in debt securities	—	2,915	—	2,915
Loans to employees	—	1,022	—	1,022
Loans granted	—	662	—	662
	7,585	52,979	—	60,564
Liabilities:
Convertible debt	—	26,857	—	26,857
Contingent consideration (2)	—	—	407	407
Derivative contracts(2)	—	92	—	92
	—	26,949	407	27,356
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2015.

The fair value of assets and liabilities as of December 31, 2016, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets:
Cash equivalents:
Bank deposits(1)	—	22,521	—	22,521	371.3
Investments in money market funds	3	—	—	3	—
Term deposits, current	—	31,769	—	31,769	523.7
Restricted cash	578	—	—	578	9.5
Investments in debt securities(2)	—	3,033	—	3,033	50.0
Loans to employees	—	1,583	—	1,583	26.1
Loans granted	—	1,120	—	1,120	18.6
	581	60,026	—	60,607	999.2
Liabilities:
Convertible debt	—	19,228	—	19,228	317.0
Contingent consideration(2)	—	—	254	254	4.2
Derivative contracts(2)	—	59	—	59	1.0

Redeemable noncontrolling interests (Note 14)	—	—	1,506	1,506	24.8
	—	19,287	1,760	21,047	347.0
(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.

Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2016.

Schedule of carrying amounts and fair values of debt securities

	2015		2016
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Term deposits, non-current	18,399	18,455	—	—	—	—
Convertible debt	(27,374)	(26,857)	(18,750)	(309.1)	(19,228)	(317.0)
Total	(8,975)	(8,402)	(18,750)	(309.1)	(19,228)	(317.0)